UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 1, 2016 to December 31, 2016

Commission File Number of issuing entity:  333-183569-06

Central Index Key Number of issuing entity:  0001633532

Nissan Auto Receivables 2015-A Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-183569

Central Index Key Number of depositor:  0001129068

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540639

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

David M. Lundeen, (615) 725-1664
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7133768
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware
(Address of principal executive offices of the issuing entity)                                                   19890
                                               (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Receivables 2015-A Owner Trust, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Statement.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2015-A Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December 1, 2016 to December 31, 2016.  Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information.  The CIK number of the Securitizer is 0001540639.

Item 1A.                    Asset-Level Information.

The information prescribed by Regulation AB Item 1111(e)-(h) and by Item 1125, Schedule AL, is not required to be disclosed for this transaction.

Item 1B.                    Asset Representations Reviewer and Investor Communication.

The transaction on which the present report on Form 10-D provides information is not registered on Form SF-3, and is therefore exempt from providing information pursuant to Item 1121(d)-(e) of Regulation AB.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

The Indenture Trustee, Wells Fargo Bank, N.A., has provided the information contained in the following two paragraphs for purposes of compliance with Regulation AB, which supplements previous disclosure in the Form 10-D filed in March of 2016.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A. (“Wells Fargo Bank”), in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”).

Motions to dismiss all of the actions are pending except for the recently filed State Court Complaint. There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3.                      Sales of Securities and Use of Proceeds.

None.

Item 4.                      Defaults Upon Senior Securities.

None.

Item 5.                      Submission of Matters to a Vote of Security Holders.

None.

Item 6.                      Significant Obligors of Pool Assets.

Not applicable.

Item 7.                      Change in Sponsor Interest in the Securities.

None.

Item 8.                      Significant Enhancement Provider Information.

Not applicable.

Item 9.                      Other Information.

None.

Item 10.                    Exhibits.

(a)	Monthly Servicer’s Certificate for the month of December 2016 –
Nissan Auto Receivables 2015-A Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of December 2016 –
Nissan Auto Receivables 2015-A Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST

	By:	Nissan Motor Acceptance Corporation, as servicer
Date: January 30, 2017
By: /s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of December 2016 –
Nissan Auto Receivables 2015-A Owner Trust.